COLUMBIA DAILY INCOME COMPANY
                                  (THE "FUND")



Supplement to the Statement of Additional Information Dated January 1, 2004

1. On page 33 the paragraphs entitled 1. - 4., including the introductory paragraph before and the last paragraph are deleted.

2. The chart on page 16 has been revised to show that the Fund can invest in U.S. Government Securities, Asset-Backed Securities and Variable Rate Demand Notes.





                                                              October 26, 2004


171-35/343T-1004